Segment information	12 Months Ended
Mar. 31, 2025
Text block 1 [Abstract]
Segment information
5. Segment information
(1) Outline of reporting segments
The operating segments reported below are the segments of Toyota for which separate financial information is available and for which operating income/loss amounts are evaluated regularly by executive management in deciding how to allocate resources and in assessing performance.
The major portions of Toyota’s operations on a worldwide basis are derived from the Automotive and Financial services business segments. The Automotive segment designs, manufactures and distributes sedans, minivans, compact cars, SUVs, trucks and related parts and accessories. The Financial services segment consists primarily of financing and vehicle leasing operations to assist in the merchandising of Toyota’s products as well as other products. The All other segment includes telecommunications and other businesses.
(2) Segment information
As of and for the year ended March 31, 2023

	Yen in millions
	Automotive	Financial services	All other	Inter-segment Elimination/ Unallocated Amount	Consolidated

Sales revenues
Revenues from external customers	33,776,870	2,786,679	590,749	—	37,154,298
Inter-segment revenues and transfers	43,131	22,968	634,194	(700,293)	—

Total	33,820,000	2,809,647	1,224,943	(700,293)	37,154,298
Operating expenses	31,639,363	2,372,131	1,121,492	(703,713)	34,429,273

Operating income	2,180,637	437,516	103,451	3,420	2,725,025

Total assets	26,321,858	35,525,441	2,946,994	9,508,887	74,303,180
Investments accounted for using the equity method	4,717,231	92,903	272,752	144,460	5,227,345
Depreciation and amortization	1,205,687	799,156	35,062	—	2,039,904
Capital expenditures	1,688,114	1,786,373	38,748	(17,015)	3,496,219

As of and for the year ended March 31, 2024

	Yen in millions
	Automotive	Financial services	All other	Inter-segment Elimination/ Unallocated Amount	Consolidated

Sales revenues

Revenues from external customers	41,080,731	3,447,195	567,399	—	45,095,325
Inter-segment revenues and transfers	185,473	37,003	800,766	(1,023,242)	—

Total	41,266,204	3,484,198	1,368,164	(1,023,242)	45,095,325
Operating expenses	36,644,729	2,914,175	1,192,923	(1,009,437)	39,742,390

Operating income	4,621,475	570,023	175,241	(13,805)	5,352,934

Total assets	29,351,344	43,834,183	3,011,363	13,917,406	90,114,296
Investments accounted for using the equity method	5,114,364	110,308	282,888	202,546	5,710,106
Depreciation and amortization	1,268,479	784,013	34,574	—	2,087,066
Capital expenditures	2,011,361	2,763,931	103,242	(30,492)	4,848,042
As of and for the year ended March 31, 2025

	Yen in millions
	Automotive	Financial services	All other	Inter-segment Elimination/ Unallocated Amount	Consolidated

Sales revenues
Revenues from external customers	42,996,299	4,437,827	602,578	—	48,036,704
Inter-segment revenues and transfers	203,566	43,353	844,536	(1,091,455)	—

Total	43,199,865	4,481,180	1,447,114	(1,091,455)	48,036,704
Operating expenses	39,259,587	3,797,661	1,265,920	(1,082,050)	43,241,118

Operating income	3,940,278	683,519	181,194	(9,405)	4,795,586

Total assets	30,117,987	46,770,786	2,884,421	13,828,157	93,601,350
Investments accounted for using the equity method	5,201,784	112,640	309,121	174,505	5,798,051
Depreciation and amortization	1,378,107	838,167	34,958	—	2,251,233
Capital expenditures	2,193,872	3,687,890	100,941	8,565	5,991,268
Accounting policies applied by each segment are in conformity with those of Toyota’s consolidated financial statements. Transfers between industry segments are made in accordance with terms and conditions in the ordinary course of business.
Unallocated amounts included in assets represent assets held for corporate purpose, which mainly consist of cash and cash equivalents and financial assets measured at fair value through other comprehensive income, and the balances as of March 31, 2023, 2024 and 2025 are ¥11,101,175 million, ¥15,790,074 million and ¥15,643,613 million, respectively.

(3) Consolidated Financial Statements on
Non-Financial
Services Businesses and Financial Services Business
The financial data below presents separately Toyota’s
non-financial
services and financial services businesses.
(i) Consolidated Statement of Financial Position on
Non-Financial
Services Businesses and Financial Services Business

	Yen in millions
	March 31, 2024	March 31, 2025

Assets
(Non-Financial Services Businesses)
Current assets
Cash and cash equivalents	6,892,817	6,090,957
Trade accounts and other receivable	3,768,520	3,689,021
Other financial assets	3,864,242	6,198,376
Inventories	4,605,368	4,588,755
Other current assets	805,940	1,034,507

Total current assets	19,936,887	21,601,616

Non-current assets
Property, plant and equipment	8,680,731	9,134,857
Other	19,123,829	17,556,285

Total non-current assets	27,804,560	26,691,142

Total assets	47,741,447	48,292,758

(Financial Services Business)
Current assets
Cash and cash equivalents	2,519,244	2,891,447
Trade accounts and other receivable	382,007	410,958
Receivables related to financial services	11,057,269	11,453,249
Other financial assets	1,575,059	1,443,042
Other current assets	352,918	414,216

Total current assets	15,886,497	16,612,912

Non-current assets
Receivables related to financial services	20,637,090	22,171,786
Property, plant and equipment	5,577,058	6,198,838
Other	1,733,539	1,787,250

Total non-current assets	27,947,687	30,157,874

Total assets	43,834,183	46,770,786

(Elimination)
Elimination of assets	(1,461,335)	(1,462,194)

(Consolidated)

Total assets	90,114,296	93,601,350

Note: Assets in
non-financial
services include unallocated corporate assets.

	Yen in millions
	March 31, 2024	March 31, 2025

Liabilities
(Non-Financial Services Businesses)
Current liabilities
Trade accounts and other payables	4,890,913	5,195,204
Short-term and current portion of long-term debt	929,662	1,188,430
Accrued expenses	1,750,221	1,729,279
Income taxes payable	1,185,678	454,252
Other current liabilities	3,583,929	3,495,075

Total current liabilities	12,340,403	12,062,240

Non-current liabilities
Long-term debt	1,938,535	1,547,461
Retirement benefit liabilities	1,058,742	1,001,227
Other non-current liabilities	2,545,491	2,442,382

Total non-current liabilities	5,542,768	4,991,070

Total liabilities	17,883,171	17,053,309

(Financial Services Business)
Current liabilities
Trade accounts and other payables	651,381	674,347
Short-term and current portion of long-term debt	14,890,892	15,111,977
Accrued expenses	148,767	137,836
Income taxes payable	38,864	51,248
Other current liabilities	2,219,104	2,535,501

Total current liabilities	17,949,008	18,510,910

Non-current liabilities
Long-term debt	19,356,672	21,515,873
Retirement benefit liabilities	19,220	18,341
Other non-current liabilities	1,131,501	1,089,654

Total non-current liabilities	20,507,393	22,623,868

Total liabilities	38,456,401	41,134,778

(Elimination)
Elimination of liabilities	(1,464,614)	(1,465,650)

(Consolidated)

Total liabilities	54,874,958	56,722,437

Shareholders’ equity

(Consolidated) Total Toyota Motor Corporation shareholders’ equity	34,220,991	35,924,826

(Consolidated) Non-controlling interests	1,018,347	954,088

(Consolidated) Total shareholders’ equity	35,239,338	36,878,913

(Consolidated) Total liabilities and shareholders’ equity	90,114,296	93,601,350

(ii) Consolidated Statement of Income on
Non-Financial
Services Businesses and Financial Services Business

	Yen in millions
	For the year ended March 31, 2023	For the year ended March 31, 2024	For the year ended March 31, 2025
(Non-Financial Services Businesses)
Sales revenues	34,409,011	41,832,663	43,787,709
Cost of revenues	29,132,715	33,763,076	35,684,332
Selling, general and administrative	2,990,316	3,278,135	3,984,469

Operating income	2,285,980	4,791,453	4,118,908

Other income (loss), net	943,777	1,608,345	1,622,539

Income before income taxes	3,229,757	6,399,798	5,741,447

Income tax expense	1,040,864	1,741,885	1,446,627

Net income	2,188,893	4,657,913	4,294,820

Net income attributable to
Toyota Motor Corporation	2,152,509	4,540,311	4,281,231
Non-controlling interests	36,384	117,602	13,589

(Financial Services Business)
Sales revenues	2,809,647	3,484,198	4,481,180
Cost of revenues	1,741,117	2,145,694	2,960,227
Selling, general and administrative	631,014	768,481	837,435

Operating income	437,516	570,023	683,519

Other income (loss), net	(5,013)	1,762	(10,309)

Income before income taxes	432,503	571,786	673,210

Income tax expense	134,903	151,785	178,000

Net income	297,600	420,000	495,210

Net income attributable to
Toyota Motor Corporation	292,334	411,114	484,129
Non-controlling interests	5,266	8,886	11,081

(Elimination)
Elimination of net income	6,475	(6,492)	(274)
(Consolidated)

Net income	2,492,967	5,071,421	4,789,755

Net income attributable to
Toyota Motor Corporation	2,451,318	4,944,933	4,765,086
Non-controlling interests	41,650	126,488	24,670

(iii) Consolidated Statement of Cash Flows on
Non-Financial
Services Businesses and Financial Services Business

	Yen in millions
	For the year ended March 31, 2023	For the year ended March 31, 2024	For the year ended March 31, 2025

(Non-Financial Services Businesses)
Cash flows from operating activities
Net income	2,188,893	4,657,913	4,294,820
Depreciation and amortization	1,240,749	1,303,053	1,413,066
Share of profit (loss) of investments accounted for using the equity method	(633,324)	(752,779)	(579,619)
Income tax expense	1,040,864	1,741,885	1,446,627
Changes in operating assets and liabilities, and other	463,871	120,731	(370,839)
Interest received	234,945	454,713	363,304
Dividends received	454,752	582,022	617,644
Interest paid	(28,206)	(104,008)	(100,770)
Income taxes paid, net of refunds	(1,280,341)	(1,033,448)	(2,347,622)

Net cash provided by (used in) operating activities	3,682,203	6,970,082	4,736,610

Cash flows from investing activities
Additions to fixed assets excluding equipment leased to others	(1,439,724)	(1,815,239)	(1,878,342)
Additions to equipment leased to others	(147,792)	(153,324)	(24,855)
Proceeds from sales of fixed assets excluding equipment leased to others	54,572	152,830	68,266
Proceeds from sales of equipment leased to others	44,195	47,557	6,035
Additions to intangible assets	(333,295)	(317,606)	(341,131)
Additions to public and corporate bonds and stocks	(503,977)	(2,639,166)	(3,446,017)
Proceeds from sales of public and corporate bonds and stocks and upon maturity of public and corporate bonds	892,814	1,757,282	3,423,102
Other, net	236,351	(1,386,377)	(618,309)

Net cash provided by (used in) investing activities	(1,196,856)	(4,354,045)	(2,811,251)

Cash flows from financing activities
Increase (decrease) in short-term debt	142,688	66,953	(116,549)
Proceeds from long-term debt	474,535	533,333	162,735
Payments of long-term debt	(637,982)	(634,215)	(306,768)
Dividends paid to Toyota Motor Corporation common shareholders	(727,980)	(880,197)	(1,132,329)
Dividends paid to non-controlling interests	(79,782)	(85,991)	(122,565)
Reissuance (repurchase) of treasury stock	(431,099)	(231,069)	(1,179,043)
Other, net	21,458	(7,570)	55,560

Net cash provided by (used in) financing activities	(1,238,161)	(1,238,756)	(2,638,959)

Effect of exchange rate changes on cash and cash equivalents	1,690	(32,862)	(88,260)

Net increase (decrease) in cash and cash equivalents	1,248,876	1,344,419	(801,860)

Cash and cash equivalents at beginning of year	4,299,522	5,548,398	6,892,817

Cash and cash equivalents at end of year	5,548,398	6,892,817	6,090,957

	Yen in millions
	For the year ended March 31, 2023	For the year ended March 31, 2024	For the year ended March 31, 2025

(Financial Services Business)
Cash flows from operating activities
Net income	297,600	420,000	495,210
Depreciation and amortization	799,156	784,013	838,167
Interest income and interest costs related to financial services, net	(703,971)	(734,880)	(769,800)
Share of profit (loss) of investments accounted for using the equity method	(9,739)	(10,357)	(11,600)
Income tax expense	134,903	151,785	178,000
Changes in operating assets and liabilities, and other	(1,958,779)	(4,100,301)	(2,405,422)
Interest received	1,291,100	1,858,816	2,332,296
Dividends received	5,599	5,236	5,651
Interest paid	(574,650)	(1,065,757)	(1,531,190)
Income taxes paid, net of refunds	(16,883)	(90,874)	(153,692)

Net cash provided by (used in) operating activities	(735,664)	(2,782,318)	(1,022,379)

Cash flows from investing activities
Additions to fixed assets excluding equipment leased to others	(10,472)	(31,208)	(28,469)
Additions to equipment leased to others	(1,759,564)	(2,714,336)	(2,972,065)
Proceeds from sales of fixed assets excluding equipment leased to others	1,865	2,155	2,555
Proceeds from sales of equipment leased to others	1,614,965	1,961,077	1,701,864
Additions to intangible assets	(14,985)	(16,680)	(13,064)
Additions to public and corporate bonds and stocks	(646,237)	(333,613)	(519,533)
Proceeds from sales of public and corporate bonds and stocks and upon maturity of public and corporate bonds	440,915	494,085	326,469
Other, net	(30,385)	14,732	89,633

Net cash provided by (used in) investing activities	(403,898)	(623,788)	(1,412,610)

Cash flows from financing activities
Increase (decrease) in short-term debt	171,293	339,666	229,903
Proceeds from long-term debt	8,892,261	11,620,147	13,251,352
Payments of long-term debt	(7,868,820)	(8,221,432)	(10,618,851)
Dividends paid to non-controlling interests	(5,204)	(4,318)	(4,667)
Other, net	2,853	(57)	(4,716)

Net cash provided by (used in) financing activities	1,192,382	3,734,005	2,853,022

Effect of exchange rate changes on cash and cash equivalents	101,615	222,776	(45,829)

Net increase (decrease) in cash and cash equivalents	154,436	550,675	372,203

Cash and cash equivalents at beginning of year	1,814,133	1,968,568	2,519,244

Cash and cash equivalents at end of year	1,968,568	2,519,244	2,891,447

(Consolidated)
Effect of exchange rate changes on cash and cash equivalents	103,305	189,914	(134,089)

Net increase (decrease) in cash and cash equivalents	1,403,311	1,895,094	(429,656)

Cash and cash equivalents at beginning of year	6,113,655	7,516,966	9,412,060

Cash and cash equivalents at end of year	7,516,966	9,412,060	8,982,404

(4) Geographic information
As of and for the year ended March 31, 2023

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Sales revenues
Revenues from external customers	9,122,282	13,509,027	4,097,537	7,076,922	3,348,530	—	37,154,298
Inter-segment revenues and transfers	8,460,914	334,874	176,198	967,984	123,663	(10,063,633)	—

Total	17,583,196	13,843,901	4,273,735	8,044,906	3,472,193	(10,063,633)	37,154,298
Operating expenses	15,681,733	13,918,637	4,216,276	7,330,455	3,240,832	(9,958,659)	34,429,273

Operating income (loss)	1,901,463	(74,736)	57,460	714,451	231,362	(104,974)	2,725,025

Total assets	23,241,334	26,024,734	6,813,474	7,908,520	4,726,373	5,588,745	74,303,180
Non-current assets	5,658,859	6,255,561	1,042,726	1,031,057	565,377	—	14,553,580
As of and for the year ended March 31, 2024

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Sales revenues
Revenues from external customers	10,193,556	17,624,268	5,503,738	7,604,269	4,169,494	—	45,095,325
Inter-segment revenues and transfers	10,827,165	318,805	178,026	1,126,479	220,292	(12,670,767)	—

Total	21,020,721	17,943,072	5,681,764	8,730,749	4,389,785	(12,670,767)	45,095,325
Operating expenses	17,536,451	17,436,753	5,293,668	7,865,158	4,191,441	(12,581,079)	39,742,390

Operating income	3,484,270	506,319	388,096	865,591	198,345	(89,687)	5,352,934

Total assets	24,711,142	31,886,959	8,749,680	9,096,282	6,167,902	9,502,332	90,114,296
Non-current assets	5,827,404	7,374,724	1,407,680	1,190,348	686,104	—	16,486,260

As of and for the year ended March 31, 2025

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Sales revenues
Revenues from external customers	10,719,120	18,930,253	6,110,052	7,903,360	4,373,919	—	48,036,704
Inter-segment revenues and transfers	11,139,974	370,074	203,437	1,084,702	147,338	(12,945,525)	—

Total	21,859,094	19,300,327	6,313,489	8,988,062	4,521,257	(12,945,525)	48,036,704
Operating expenses	18,707,971	19,191,519	5,897,936	8,091,552	4,268,632	(12,916,492)	43,241,118

Operating income	3,151,123	108,808	415,553	896,510	252,626	(29,033)	4,795,586

Total assets	26,347,925	33,423,938	9,463,797	9,467,913	6,010,880	8,886,897	93,601,350
Non-current assets	6,246,879	7,887,494	1,589,830	1,225,158	754,669	—	17,704,029
“Other” consists of Central and South America, Oceania, Africa and the Middle East.
Non-current assets do not include financial instruments, deferred tax assets, net defined benefit assets and rights arising under insurance contracts.
The above amounts are aggregated by region based on the location of the country where TMC or consolidated subsidiaries are located. Transfers between geographic areas are made in accordance with terms and conditions in the ordinary course of business.
Revenues from external customers in North America includes amounts related to consolidated subsidiaries located in the United States, totaling
¥12,211,120 million, ¥15,784,361
million and
¥16,981,710
million for the years ended March 31, 2023, 2024 and 2025, respectively. Non-current assets in North America include amounts related to consolidated subsidiaries located in the United States, totaling
¥5,793,572 million, ¥6,679,478
million and
¥7,242,318
million as of March 31, 2023, 2024 and 2025, respectively.
Unallocated amounts included in assets represent assets held for corporate purpose, which mainly consist of cash and cash equivalents and financial assets measured at fair value through other comprehensive income, and the balances as March 31, 2023, 2024 and 2025 are ¥11,101,175 million, ¥15,790,074 million and ¥15,643,613 million, respectively.
(5) Sales revenues by location of external customers

	Yen in millions
	For the years ended March 31,
	2023	2024	2025
Japan	6,742,304	7,399,192	7,723,171
North America	13,578,084	17,694,375	18,985,399
Europe	3,970,857	5,396,610	5,979,720
Asia	7,150,555	7,742,141	7,944,206
Other	5,712,497	6,863,007	7,404,208

Total	37,154,298	45,095,325	48,036,704

“Other” consists of Central and South America, Oceania, Africa and the Middle East, etc.